Property, plant and equipment - Activity (Details) € in Thousands		12 Months Ended
		Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item		Dec. 31, 2016 item
Changes in intangible assets and goodwill
Beginning balance		€ 1,111
Ending balance		1,420	€ 1,111
Changes in property, plant and equipment
Balance, at beginning of the period	[1],[2]	27,949
Balance, at end of the period		€ 27,675	€ 27,949	[1],[2]
Additional information
Number of leased printers | item		2	1		5
Number of active leasing contracts | item		0	4
Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance		€ 1,651	€ 1,248
Additions		563	465
Disposals		0	57
Transfer		0	0
FX		1	(5)
Ending balance		2,215	1,651
Changes in property, plant and equipment
Balance, at beginning of the period		40,621	34,843
Additions		4,336	9,269
Disposals		2,983	2,875
Transfers		0
FX		166	(616)
Balance, at end of the period		42,140	40,621
Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance		540	(406)
Additions		255	(192)
Disposals		0	(56)
Transfer		0
FX		0	(2)
Ending balance		795	540
Changes in property, plant and equipment
Balance, at beginning of the period		12,672	(11,322)
Additions		3,251	(2,971)
Disposals		1,506	1,475
Transfers		0	0
FX		48	(146)
Balance, at end of the period		14,465	12,672
Property, plant and equipment apart from those under operating leases
Changes in property, plant and equipment
Balance, at beginning of the period		27,165
Balance, at end of the period		27,526	27,165
Property, plant and equipment apart from those under operating leases | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		38,523	32,585
Additions		4,334	9,146
Disposals		2,983	2,875
Transfers		1,900	273
FX		163	(606)
Balance, at end of the period		41,937	38,523
Property, plant and equipment apart from those under operating leases | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period		11,358	(10,119)
Additions		3,088	(2,662)
Disposals		1,506	1,475
Transfers		1,425	196
FX		46	(144)
Balance, at end of the period		14,411	11,358
Land, buildings and leasehold improvements
Changes in property, plant and equipment
Balance, at beginning of the period		17,415
Balance, at end of the period		17,085	17,415
Land, buildings and leasehold improvements | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		18,703	12,948
Additions		152	2,878
Disposals		0	30
Transfers		0	3,076
FX		54	(169)
Balance, at end of the period		18,909	18,703
Land, buildings and leasehold improvements | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period		1,288	(928)
Additions		533	(400)
Disposals		0	30
Transfers		0
FX		3	(10)
Balance, at end of the period		1,824	1,288
Plant and machinery
Changes in property, plant and equipment
Balance, at beginning of the period		8,263
Balance, at end of the period		9,047	8,263
Plant and machinery | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		16,328	13,160
Additions		3,836	5,780
Disposals		2,964	2,665
Transfers		1,909	429
FX		102	(376)
Balance, at end of the period		19,211	16,328
Plant and machinery | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period		8,065	(7,429)
Additions		2,128	(1,830)
Disposals		1,494	1,276
Transfers		1,425	196
FX		40	(114)
Balance, at end of the period		10,164	8,065
Other facilities, factory and office equipment
Changes in property, plant and equipment
Balance, at beginning of the period		1,479
Balance, at end of the period		1,378	1,479
Other facilities, factory and office equipment | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		3,484	3,228
Additions		329	479
Disposals		19	180
Transfers		0	4
FX		7	(47)
Balance, at end of the period		3,801	3,484
Other facilities, factory and office equipment | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period		2,005	(1,762)
Additions		427	(432)
Disposals		12	169
Transfers		0
FX		3	(20)
Balance, at end of the period		2,423	2,005
Assets under construction and prepayments made
Changes in property, plant and equipment
Balance, at beginning of the period		8
Balance, at end of the period		16	8
Assets under construction and prepayments made | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		8	3,249
Additions		17	9
Disposals		0
Transfers		(9)	(3,236)
FX		0	(14)
Balance, at end of the period		16	8
Assets under construction and prepayments made | Depreciation and amortization
Changes in property, plant and equipment
Additions		0
Disposals		0
Transfers		0
FX		0
Balance, at end of the period		0
Leased assets
Changes in property, plant and equipment
Balance, at beginning of the period		784
Balance, at end of the period		149	784
Leased assets | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period		2,098	2,258
Additions		2	123
Disposals		0
Transfers		(1,900)	(273)
FX		3	(10)
Balance, at end of the period		203	2,098
Leased assets | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period		1,314	(1,203)
Additions		163	(309)
Disposals		0	0
Transfers		(1,425)	(196)
FX		2	(2)
Balance, at end of the period		54	1,314
Software
Changes in intangible assets and goodwill
Beginning balance		573
Ending balance		787	573
Software | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance		1,004	798
Additions		230	137
Disposals		0
Transfer		211	91
FX		1	(5)
Ending balance		1,446	1,004
Changes in property, plant and equipment
Disposals			17
Software | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance		431	(283)
Additions		228	(166)
Disposals		0
Transfer		0
FX		0	(2)
Ending balance		659	431
Changes in property, plant and equipment
Disposals			16
Licenses
Changes in intangible assets and goodwill
Beginning balance		136
Ending balance		109	136
Licenses | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance		245	245
Disposals		0
Transfer		0
FX		0
Ending balance		245	245
Licenses | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance		109	(83)
Additions		27	(26)
Disposals		0
Transfer		0
FX		0
Ending balance		136	109
Prepayments made on intangible assets
Changes in intangible assets and goodwill
Beginning balance		402
Ending balance		524	402
Prepayments made on intangible assets | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance		402	205
Additions		333	328
Disposals		0	40
Transfer		(211)	(91)
FX		0
Ending balance		524	402
Prepayments made on intangible assets | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance			40
Additions		0
Disposals		0	(40)
Transfer		0
FX		0
Ending balance		0
Intangible assets excluding order backlog, customer list, digital library and goodwill | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance		1,651
Ending balance			1,651
Intangible assets excluding order backlog, customer list, digital library and goodwill | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance		540
Ending balance			540
Systems
Changes in property, plant and equipment
Balance, at beginning of the period		13,070	9,936
Balance, at end of the period		11,804	13,070
Services
Changes in property, plant and equipment
Balance, at beginning of the period		14,628	13,585
Balance, at end of the period		€ 15,871	€ 14,628

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.